Commitments and Contingencies	12 Months Ended
Jun. 30, 2019
Other provisions, contingent liabilities and contingent assets [Abstract]
Commitments and Contingencies
Commitments and Contingencies

(a)	Claims and Litigation

From time to time, the Company and/or its subsidiaries may become defendants in legal actions and the Company intends to defend itself against all legal claims. Other than the claims described below, as of the date of this report, Aurora is not aware of any other material or significant claims against the Company.

On November 29, 2017, a claim was commenced against the Company regarding 300,000 stock options with an exercise price of $0.39 per share issued to a consultant pursuant to an agreement dated March 16, 2015. The agreement was terminated on March 8, 2016, and in accordance with the Company’s stock option plan, the unexercised options expired 90 days from the date of the termination of the agreement. The option holder is attempting to enforce exercise rights which the Company believes do not exist. The Company believes the action to be without merit and intends to defend this claim. Examinations for discovery were completed in January 2019 and the parties are currently scheduling court dates. Due to the uncertainty of the timing and the amount of estimated future cash outflows relating to this claim, no provision had been recognized.

On October 3, 2018, a claim was commenced against the Company regarding the failure to supply product under a recently acquired subsidiary’s supply agreement. The plaintiff is seeking specific performance of the supply agreement and damages for breach of contract for approximately $22.0 million (€14.7 million) plus legal costs. In accordance with the terms of the agreement, the Company had terminated the contract due to a breach by the plaintiff. The Company intends to defend this claim. The Company is currently awaiting the Plaintiff’s reply to our Statement of Defense which was filed in December 2018. The parties are currently engaged in the document discovery process. Due to the uncertainty of timing and the amount of estimated future cash outflows relating to this claim, no provision has been recognized.

In connection with the acquisition of MedReleaf (Note 10(a)(i)), the Company assumed a contingent liability associated with a formerly terminated MedReleaf employee. The claimant is seeking performance under the terms of his employment agreement related to a certain severance obligation. The Company recognized a provision of $4.2 million as part of the purchase price allocation, which represents management’s best estimate of the costs required to settle the matter.

(b)	Commitments

(i)
The Company has various lease commitments related to various office space, facilities and warehouses expiring between August 2019 and June 2033. The Company has certain operating leases with optional renewal terms that the Company may exercise at its option. The Company also has an option to purchase lands located in Cremona, Alberta which are currently being leased.

For the year ended June 30, 2019, operating lease expenses were $11.3 million (2018 - $2.6 million).

(ii)
The Company has entered into licensing agreements which provide the Company with the exclusive rights to use certain technology used in the manufacturing of cannabis products and to sell branded products in exchange for upfront payments in cash, and future royalties from the sale of these products. In certain cases, the contracts also provide for annual minimum royalty payments.

(iii)
In connection with the acquisition of MedReleaf (Note 10(a)(i)), the Company has an obligation to purchase additional intangible assets on December 8, 2019 and December 8, 2020 through the issuance of common shares contingent on the seller meeting specified revenue targets. The agreed upon purchase price of each intangible asset is $3.3 million and $3.0 million, respectively.

Future commitments including minimum royalty payments due in the next five years are as follows:

$
2020	261,006
2021	28,931
2022	29,565
2023	30,163
2024	30,804
Thereafter	99,683
480,152